Note 15 - Segment Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

15. Segment information

The Company operates in one segment. Its products and services are sold throughout the world, through direct and indirect sales channels. The Company’s chief operating decision maker (the “CODM”) is the Chief Executive Officer. The CODM makes operating performance assessment and resource allocation decisions on a global basis. The CODM does not receive discrete financial information about asset allocation, expense allocation or profitability by product or geography.

Revenue by geography are based upon the billing address of the customer. All transfers between geographic regions have been eliminated from consolidated revenue. No customers represented greater than 10% of revenue for the years ended December 31, 2021, 2020 and 2019. The following table sets forth revenue by geographic area:

	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Revenue:
United States	$83,034	$67,823	$48,614
EMEA	58,285	42,441	33,661
APAC	50,590	41,269	33,824
Total revenue	$191,909	$151,533	$116,099

The following table sets forth revenue generated from customers by country, based outside of the United States, and represent more than 10% of the total consolidated revenue:

	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Revenue:
Germany	$23,574	$17,650	$15,094
Japan	23,360	17,331	16,619
Singapore	16,580	15,376	10,674
Other	45,361	33,353	25,098

The following table sets forth property and equipment, net held within the United States, China and foreign countries:

	December 31,	December 31,
	2021	2020
	(in thousands)
Property and equipment, net:
United States	$923	$976
China	2,376	1,219
Other	623	468
Total property and equipment, net	$3,922	$2,663